Accounts payable for business combination	12 Months Ended
Dec. 31, 2022
Accounts payable for business combination
Accounts payable for business combination

18            Accounts payable for business combination

	December 31, 2022	December 31, 2021
Dextra (note 9.1)
Acquisition cost	-	48,817
Retained amount	34,183	30,000
Other	-	6,909
	34,183	85,726
Somo (note 9.2)
Earn-out	61,529	-
Escrow account	20,091	-
Other	2,148	-
	83,768	-
Box 1824 (note 9.3)
Retained amount	9,165	-
Other	974	-
	10,139	-
NTERSOL (note 9.5)
Retained amount	76,084
Other	775	-
	76,859	-
Current	71,650	48,923
Non-current	133,299	36,803
Total	204,949	85,726

The table below shows the movement of the accounts payable for business combination:

	2022
	Balance as of January 1, 2022	Monetary adjustment (i)	Price adjustment review	Acquisitions (note 9)	Exchange variation	Fair value adjustment	Payment	Balance as of December, 2022
Accounts payable for business combination	85,726	9,108	2,582	177,541	(11,114)	9,132	(68,026)	204,949
Dextra	85,726	8,430	2,365	-	-	-	(62,338)	34,183
Somo	-	-	-	92,600	(12,102)	8,958	(5,688)	83,768
Box (note 9.3)	-	678	(558)	9,845	-	174	-	10,139
Ntersol (note 9.5)	-	-	775	75,096	988	-	-	76,859

	2021
	Balance as of August 10, 2021	Acquisition (Note 9)	Monetary adjustment (i)	Payment	Balance as of December 31, 2021
Accounts payable for business combination	-	133,573	3,091	(50,938)	85,726
Dextra (note 9.1)	-	133,573	3,091	(50,938)	85,726

(i)	Adjusted by the CDI rate.